Financial instruments - Activity in level 3 financial liabilities (Details) - Level 3 - Contingent consideration liabilities - USD ($) $ in Millions	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Changes in fair value measurement, liabilities [abstract]
Balance as of January 1	$ (96)	$ (90)
Additions	(9)	0
Accretion for passage of time	(5)	(4)
Balance as of June 30	$ (110)	$ (94)